RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term employee benefits
Employee salaries and bonuses	$ 2,112,605	$ 1,326,702	$ 1,224,103
Directors fees	270,000	267,785	270,000
Social security and medical care costs	63,529	32,912	43,224
Total short-term employee benefits	2,446,134	1,627,399	1,537,327
Post-employment benefits
Contributions to defined contribution pension plan	34,162	15,928	13,646
Employee termination expenses	296,592
Total post-employment benefits	330,754	15,928	13,646
Key management expense
Share-based payments	2,270,023	1,055,719	253,766
Total key management remuneration	$ 5,046,911	$ 2,699,046	$ 1,804,739